Borrowings (Details) - Schedule of long-term borrowings - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Debt Instrument [Line Items]
Total long-term borrowings		$ 20,578,794	$ 7,085,321
Current portion of long-term borrowings		951,045	645,570
Non-current portion of long-term borrowings		$ 19,627,749	6,439,751
Toei Shinkin Bank [Member]
Debt Instrument [Line Items]
Maturity	[1]	December 2053
Interest Rate	[1]	1.10%
Total long-term borrowings	[1]	$ 2,233,520	2,535,799
Japan Finance Corporation [Member]
Debt Instrument [Line Items]
Maturity	[2]	May 2022 – April 2025
Interest Rate	[2]	0.71% - 4.25%
Total long-term borrowings	[2]	$ 1,975,830	2,742,722
BOT Lease Co., Ltd. [Member]
Debt Instrument [Line Items]
Maturity	[3]	March 2028
Interest Rate	[3]	TIBOR (3M) + 6.0%
Total long-term borrowings	[3]	$ 1,641,600	1,806,800
MUFG Bank [Member]
Debt Instrument [Line Items]
Maturity	[4]	March 2028
Interest Rate	[4]	TIBOR (3M) + 0.8%
Total long-term borrowings	[4]	$ 6,377,616
Messanine Solution No.4 Investment Limited Liability Union [Member]
Debt Instrument [Line Items]
Maturity	[5]	October 2026
Interest Rate	[5]	9.0% - 10.5%
Total long-term borrowings	[5]	$ 8,208,000
Tokyo Higashi Shinkin Bank [Member]
Debt Instrument [Line Items]
Maturity		July 2026
Interest Rate		2.0%
Total long-term borrowings		$ 142,228

[1]	Guaranteed by Mr. Kanayama.
[2]	One of the loans was fully repaid upon during the year ended March 31, 2022.
[3]	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
[4]	In connection with the Company’s bank borrowings from MUFG Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.8 million) as of March 31, 2022 as collateral to safeguard the loan.
[5]	The loan bears an interest rate of 9.0% from October 13, 2021 to March 31, 2024, and 10.5% from April 1, 2024 to October 30, 2026.